Net loss per share - Summary of Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Earn-out Shares (in shares)	158,177,609	0	0
Performance Stock Units (in shares)	858,821	0	0
Restricted Stock Units (in shares)	458,620	0	0
Marketing consulting services agreement (in shares)	125,000	0	0
Convertible Notes (in shares)	0	4,306,466	0
Total antidilutive shares (in shares)	184,620,015	4,306,466	0
Class C-1 Ordinary Shares
Earnings per share [line items]
Class C Shares (in shares)	15,999,965	0	0
Class C-2 American Depositary Shares
Earnings per share [line items]
Class C Shares (in shares)	9,000,000	0	0